Receivables from Customers, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Movement of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of the period/year	$ 6,641
Provision for expected credit losses	48,620	6,641
Exchange difference	293
Balance at end of the period/year	$ 55,554	$ 6,641